Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 8: - Intangible assets, net

Acquired intangible assets consisted of the following as of December 31, 2024:

	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount

Technology	$43,337	$(12,808)	$30,529
Capitalized internal-use software	6,292	(5,714)	578
Customer Relationships	11,998	(7,152)	4,846
Creatives Relationships	4,252	(1,676)	2,576
Talents Relationships	1,438	(894)	544
Trade Name	4,765	(1,982)	2,783
Courses	968	(942)	26
Workforce	1,250	(1,250)	-
Total	$74,300	$(32,418)	$41,882

Acquired intangible assets consisted of the following as of December 31, 2023:

	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount

Technology	$15,778	$(9,111)	$6,667
Capitalized internal-use software	5,842	(5,367)	475
Customer Relationships	4,335	(4,267)	68
Creatives Relationships	4,252	(1,250)	3,002
Trade Name	2,035	(1,640)	395
Courses	950	(835)	115
Workforce	1,250	(1,250)	-
Total	$34,442	$(23,720)	$10,722

In connection with internal-use software, the Company capitalized $469, $0 and $953 for the years ended December 31, 2024, 2023 and 2022, respectively. The capitalized amount included share-based compensation of $32, $0 and $274 for the years ended December 31, 2024, 2023 and 2022, respectively.

Amortization expenses amounted to $8,698, $4,108 and $8,153 for the years ended December 31, 2024, 2023 and 2022, respectively.

The estimated future amortization of intangible assets as of December 31, 2024 was as follows:

2025	$12,273
2026	8,898
2027	8,825
2028	7,637
2029	3,799
2030 and thereafter	450
Total	$41,882